Taxation	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Taxation [Abstract]
TAXATION

14.	TAXATION

(a)	Withholding taxes receivable

Withholding tax is a deduction from payments made to suppliers who provide a service. The withholding tax rates can vary depending on the type of income and the tax status of the recipient. The Company is subject to a 3% withholding tax in Thailand which is refundable. A withholding tax receivable has been reflected in the statements of financial position for amounts due from the Revenue Department.

(b)	Deferred taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of profit or loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The Company offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

14.	TAXATION

(c)	Value added tax ("VAT")

The Company is subject to a statutory VAT of 7% for service in Thailand. The output VAT is charged to customers who receive services from the Company and the input VAT is paid when the Company purchases goods and services from its vendors. The input VAT can be offset against the output VAT.  The VAT payable will be presented on the statements of financial position when input VAT is less than the output VAT.  A recoverable balance will be presented on the statements of financial position when input VAT is larger than the output VAT.

(d)	Withholding tax

Withholding tax is a deduction from payments made to suppliers who provide a service. The withholding tax rates can vary depending on the type of income and the tax status of the recipient. The Company is subject to a 3% withholding tax in Thailand which is refundable. A withholding tax receivable has been reflected in the statements of financial position for amounts due from the Revenue Department.

(e)	Income tax

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands.

British Virgin Islands

The Company's subsidiary incorporated in the BVI is not subject to taxation.

Hong Kong

The Company's subsidiary incorporated in Hong Kong is subject to a corporate income tax rate of 16.5% on Hong Kong service income.

Thailand

The Company's subsidiary incorporated in Thailand is subject to a corporate income tax rate of 20%.

The components of the income tax provision are:

	For the year ended
	31 December 2018	31 December 2017
Current income tax expense	$-	$-
Deferred income tax expense	119,953	173,060
Total income tax expense	$119,953	$173,060

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	For the year ended
	31 December 2018	31 December 2017
Profit before income tax expense	$474,512	$1,323,634
Thailand income tax statutory rate	20%	20%
Income tax at statutory tax rate	94,902	264,727
Permanent differences	25,051	(91,667)
Income tax expense (benefit)	$119,953	$173,060

Deferred tax assets and liabilities are comprised of the following:

	31 December
	2018	2017
Provision for employee benefits	$1,123,867	$1,045,868
Net operating loss carried forward	233,725	312,008
Deferred tax assets	1,357,592	1,357,876
Less:
Deferred tax liabilities - finance leases	377,073	262,681
Deferred tax assets-net	$980,519	$1,095,195

The Company considers positive and negative evidence to determine whether some portion or all of the net deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company's experience with tax attributes expiring unused and tax planning alternatives. A valuation allowance is established for deferred tax assets based on a more-likely-than-not threshold. The Company's ability to realize the net profit or loss depends on its ability to generate sufficient taxable income within the carry forward period of 5 years provided for in the tax law. No valuation allowance against the net deferred tax asset was considered necessary since the Company believes that it will more likely than not utilize the future benefits.